Other Non-Current Receivables - Summary of Other Non-Current Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Noncurrent Receivables [line items]
Promissory note	$ 26,399	$ 24,867
Long-term prepaid expenses	14,059	14,634
Deposits	1,058	1,024
Derivatives		125
Other receivables	3,624	3,681
Total	$ 45,140	$ 44,331